Note to Consolidated Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Note to Consolidated Statement of Cash Flows [Line Items]
Percentage of acquisition of common interest	40.00%
Investment in associate	$ 15,495,782
Right-of-use assets	1,174,703	$ 1,072,737	$ 1,262,509
Business Combination [Member]
Note to Consolidated Statement of Cash Flows [Line Items]
Investment in associate	2,184,000
Hotel101 Global Shares [Member]
Note to Consolidated Statement of Cash Flows [Line Items]
Investment in associate	15,495,782
Right-of-use assets	$ 606,100	$ 1,109,050